Wireless Licenses, Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Wireless Licenses, Goodwill and Other Intangible Assets

Note 3
Wireless Licenses, Goodwill and Other Intangible Assets
Wireless Licenses

The carrying amounts of Wireless licenses are as follows:

	(dollars in millions)
At December 31,	2017	2016
Wireless licenses	$88,417	$86,673

At December 31, 2017 and 2016, approximately $8.8 billion and $10.0 billion, respectively, of wireless licenses were under development for commercial service for which we were capitalizing interest costs. We recorded approximately $0.5 billion of capitalized interest on wireless licenses for the years ended December 31, 2017 and 2016.

The average remaining renewal period of our wireless license portfolio was 5.4 years as of December 31, 2017. See Note 1 for additional information.

See Note 2 for additional information regarding spectrum license transactions.

Goodwill

Changes in the carrying amount of Goodwill are as follows:

			(dollars in millions)
	Wireless	Wireline	Other	Total
Balance at January 1, 2016	$18,393	$4,331	$2,607	$25,331
Acquisitions (Note 2)	—	—	2,310	2,310
Reclassifications, adjustments and other	—	(547)	111	(436)
Balance at December 31, 2016	$18,393	$3,784	$5,028	$27,205
Acquisitions (Note 2)	4	208	1,956	2,168
Reclassifications, adjustments and other	—	1	(202)	(201)
Balance at December 31, 2017	$18,397	$3,993	$6,782	$29,172

During 2016, we allocated $0.1 billion of goodwill on a relative fair value basis from Wireline to Other as a result of the reclassification of our telematics businesses. See Note 12 for additional information. In addition, during 2016, we allocated $0.4 billion of goodwill on a relative fair value basis from Wireline to Non-current assets held for sale on our consolidated balance sheet as of December 31, 2016 as a result of our agreement to sell 23 data center sites. See Note 2 for additional information. As a result of acquisitions completed during 2016, we recognized preliminary goodwill of $2.3 billion, which is included within Other. See Note 2 for additional information.

During 2017, we recognized preliminary goodwill of $1.9 billion within Other as a result of the acquisition of Yahoo's operating business and $0.2 billion in Wireline as a result of the acquisition of XO. See Note 2 for additional information.

Other Intangible Assets

The following table displays the composition of Other intangible assets, net:

				(dollars in millions)
			2017			2016
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 13 years)	$3,621	$(691)	$2,930	$2,884	$(480)	$2,404
Non-network internal-use software (3 to 7 years)	18,010	(12,374)	5,636	16,135	(10,913)	5,222
Other (2 to 25 years)	2,474	(793)	1,681	1,854	(583)	1,271
Total	$24,105	$(13,858)	$10,247	$20,873	$(11,976)	$8,897

At December 31, 2017, we recognized preliminary other intangible assets of $1.9 billion in Corporate and other as a result of the acquisition of Yahoo's operating business and $0.2 billion in Wireline as a result of the acquisition of XO. See Note 2 for additional information.

The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2017	$2,213
2016	1,701
2015	1,694

Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2018	$2,079
2019	1,787
2020	1,478
2021	1,227
2022	1,024